Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income tax expense reconciled to profit before income tax expense
Profit before income tax	$ 10,305	$ 8,469	$ 8,501
Tax at the Australian company tax rate of 30%	$ 3,092	$ 2,541	$ 2,550
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	$ 117	$ 67	$ 59
Life insurance tax adjustment on policyholder earnings		(1)	3
Dividend adjustments	3
Other non-assessable items	(9)	(97)	(6)
Other non-deductible items	49	409	252
Adjustment for overseas tax rates	(25)	(31)	(16)
Income tax (over)/under provided in prior years	7	(77)	3
Other items	(130)	(41)	193
Total income tax expense	3,104	2,770	$ 3,038
Parent Entity
Income tax expense reconciled to profit before income tax expense
Profit before income tax	8,938	14,367
Tax at the Australian company tax rate of 30%	2,681	4,310
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	117	67
Dividend adjustments	(315)	(1,990)
Other non-assessable items	(1)	(64)
Other non-deductible items	44	24
Adjustment for overseas tax rates	(4)	(2)
Income tax (over)/under provided in prior years	(2)	(52)
Other items	(16)	(104)
Total income tax expense	$ 2,504	$ 2,189